Disclosure of detailed information about non-capital losses (Details) - Non-capital losses carried forward [Member] - CAD ($)	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 31,793,000	$ 26,424,000	$ 24,367,000
2026 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	156,000
2027 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	232,000
2028 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	847,000
2029 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	914,000
2030 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,584,000
2031 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,050,000
2032 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,601,000
2033 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	4,151,000
2034 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	4,211,000
2035 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	4,397,000
2036 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	3,008,000
2037 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	2,805,000
2038 [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 2,837,000